Main items related to operating activities - Inventories, Components (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventories
Crude oil and natural gas	$ 2,353	$ 3,107	$ 3,182
Refined products	4,278	4,666	5,194
Chemicals products	1,414	1,450	1,571
Trading inventories	5,950	7,280	6,158
Other inventories	2,668	2,365	3,212
Total	16,663	18,868	19,317
Gross value/Cost
Inventories
Crude oil and natural gas	2,367	3,111	3,334
Refined products	4,344	4,714	5,335
Chemicals products	1,526	1,558	1,668
Trading inventories	5,950	7,280	6,158
Other inventories	3,524	3,400	4,248
Total	17,711	20,063	20,743
Valuation allowance/Cumulative impairments
Inventories
Crude oil and natural gas	(14)	(4)	(152)
Refined products	(66)	(48)	(141)
Chemicals products	(112)	(108)	(97)
Other inventories	(856)	(1,035)	(1,036)
Total	$ (1,048)	$ (1,195)	$ (1,426)	$ (1,312)
Refining & Chemicals
Main items related to operating activities
Turnover period for petroleum product inventories	2 months